Unaudited Condensed Consolidated Statements of Loss and Comprehensive Loss - USD ($)		6 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Sales		$ 20,843,086	$ 14,973,048
Cost of sales		(18,941,243)	(14,082,663)
Gross profit		1,901,843	890,385
Operating expenses:
Selling and marketing expenses		(1,010,350)	(897,059)
General and administrative expenses		(4,202,385)	(2,900,993)
Research and development costs		(1,564,969)	(965,157)
Gain from disposal of property, plant and equipment			81,036
Total operating expenses		(6,777,704)	(4,682,173)
Operating loss		(4,875,861)	(3,791,788)
Other income (expenses):
Interest expense, net		(1,227,192)	(1,102,464)
Other income, net		422,009	244,873
Total other expenses, net		(805,183)	(857,591)
Loss before income taxes		(5,681,044)	(4,649,379)
Income tax expense		(42)
Net loss		(5,681,086)	(4,649,379)
Net loss attributable to non-controlling interests		(501,672)	(8,158)
Net loss attributable to Ostin Technology Group Co., Ltd.		(5,179,414)	(4,641,221)
Other comprehensive income (loss):
Foreign currency translation adjustment		953,158	56,198
Comprehensive loss		(4,727,928)	(4,593,181)
Comprehensive (loss) income attributable to non-controlling interests		(559,681)	60,215
Comprehensive loss attributable to Ostin Technology Group Co., Ltd.		$ (4,168,247)	$ (4,653,396)
Loss per share
Basic Loss per share (in Dollars per share)	[1]	$ (2.98)	$ (0.29)
Diluted Loss per share (in Dollars per share)	[1]	$ (2.98)	$ (0.29)
Weighted average number of ordinary shares outstanding
Basic Weighted average number of ordinary shares outstanding (in Shares)		1,735,977	15,844,501
Diluted Weighted average number of ordinary shares outstanding (in Shares)		1,735,977	15,844,501

[1]	The financial statements give retroactive effect to the December 31, 2024 one-for-ten reverse share split.